Reconciliation of Federal Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Taxes computed at the federal rate	$ 50.7	$ 52.0	$ (30.3)
Goodwill impairment	0.0	0.0	36.6
State and local income taxes, net of federal tax benefit	0.3	(0.5)	0.0
Valuation allowance	(90.1)	(48.0)	(14.5)
Repatriation of foreign earnings (GILTI starting in 2018)	3.5	5.4	14.2
Restructuring	4.2	0.0	0.0
Impact of U.S. tax reform	0.0	5.9	(4.1)
Foreign earnings taxed at different rate	2.7	3.2	(3.5)
Adjustment to prior years’ taxes	0.0	(5.8)	(5.2)
Withholding taxes	2.7	2.7	2.2
Preferential tax rate	(4.1)	(4.8)	(3.7)
Other	1.6	0.9	1.5
Income tax provision (benefit)	$ (28.5)	$ 11.0	$ (6.8)